Right-of-use Asset and Lease Liability (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2022	Feb. 28, 2022
Right-of-use Asset And Lease Liability
Schedule of Operating Leases assets and liabilities

	November 30, 2022	February 28, 2022
Right-of-use asset	(unaudited)
Right-of-use asset, net	$155,657	$5,069

Lease liability
Current lease liability	$118,864	$5,069
Non-current lease liability	35,471	—
Total lease liability	$154,335	$5,069

Remaining lease term and discount rate	November 30, 2022
Weighted-average remaining lease term	17 months
Weighted-average discount rate	4.75%

	February 28, 2022	February 28, 2021
Right-of-use asset
Right-of-use asset, net	$5,069	$49,314

Lease Liability
Current lease liability	$5,069	$47,569
Non-current lease liability	—	4,936
Total lease liability	$5,069	$52,505

Remaining lease term and discount rate	February 28, 2022
Weighted-average remaining lease term	2 months
Weighted-average discount rate	2.48%

Schedule of future minimum lease payments due

2023	$123,629
Thereafter	35,791
Less: imputed interest	(5,085)
Total lease liability	$154,335

2022	$5,085
Thereafter	—
Less: imputed interest	(16)
Total lease liability	$5,069